787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 12, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for

BlackRock New York Municipal Bond Trust (File No. 811-21037)

Ladies and Gentlemen:

On behalf of BlackRock New York Municipal Bond Trust (the “Target Fund”), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders, a Proxy Statement and a Form of Voting Instruction Card to be used in connection with the Special Meeting of Shareholders of the Target Fund.

As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve an Agreement and Plan of Merger (the “Merger Agreement”) providing for the merger of the Target Fund with and into a Massachusetts limited liability company and a wholly-owned subsidiary of BlackRock New York Municipal Opportunities Fund (the “Acquiring Fund”), a series of BlackRock Multi-State Municipal Series Trust (the “Acquiring Trust”), with the Target Fund’s common shares being converted into newly issued Investor A shares of the Acquiring Fund (the “Merger”).

The enclosed proxy materials will be delivered to holders of the Target Fund’s preferred shares (“preferred shareholders”), who are being asked to vote with the holders of the Fund’s common shares (“common shareholders”) as a single class with respect to the proposal to approve the Merger Agreement. In addition, the Target Fund’s preferred shareholders are being asked to vote as a separate class with respect to the proposal to approve the Merger Agreement. The Acquiring Trust filed a Registration Statement on Form N-14 on May 18, 2020, which included a separate proxy statement/prospectus to be delivered to the Target Fund’s common shareholders.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8955.

Sincerely,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.

Dean A. Caruvana, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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